Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013	May 31, 2012	Apr. 27, 2011
Ownership percentage				98.80%
Cash and cash equivalents	$ 7,200,560	$ 7,200,560	$ 5,062,133	$ 4,125,888	$ 450,868	$ 1,241,489
Uninsured amount	6,700,557	6,700,557
Allowance for doubtful accounts	18,996	18,996			0
Bad debt expense	18,996	18,996
Inventory	$ 2,627,381	$ 2,627,381		$ 2,401,048	$ 263,871
Patents [Member]
Intangible asset useful life		15 years
GE Trademark License - Net [Member]
Licensing fee		$ 12,000,000
Agreement term		60 months
Minimum [Member]
Estimated useful lives		3 years
Maximum [Member]
Estimated useful lives		7 years
SQL Lighting& Fans LLC [Member]
Ownership percentage							98.80%	94.35%	98.80%